UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS U.S. Government Securities Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS U.S. Government Securities Fund

	Principal Amount ($)	Value ($)

US Treasury Obligations 0.7%
US Treasury Bill, 4.97%*, 4/19/2007 (a)	1,385,000	1,370,277
US Treasury Note, 4.875%, 8/31/2008 (b)	15,000,000	14,971,290

Total US Treasury Obligations (Cost $16,418,910)		16,341,567

Agencies Not Backed by the Full Faith and Credit of the US Government 12.5%
US Government Sponsored Agencies 0.4% Tennessee Valley Authority, Series C, 4.75%, 8/1/2013	10,200,000	9,983,883
US Government Sponsored Pass-Throughs 12.1% Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	25,289	24,278
4.617% **, 2/1/2035	6,140,405	6,071,581
5.0%, with various maturities from 1/1/2019 until 9/1/2035	80,759,107	77,643,334
5.5%, with various maturities from 3/1/2033 until 4/1/2033	3,002,331	2,962,528
5.799% **, 10/1/2036	25,098,389	25,233,779
5.836% **, 1/1/2037	21,185,523	21,345,576
5.901% **, 9/1/2036	13,359,056	13,487,812
5.904% **, 11/1/2036	11,905,060	12,018,327
6.5%, with various maturities from 9/1/2032 until 7/1/2035	4,139,384	4,202,512
7.0%, with various maturities from 10/1/2030 until 9/1/2032	4,057,290	4,178,070
7.5%, with various maturities from 6/1/2027 until 1/1/2033	2,817,816	2,932,784
8.0%, with various maturities from 2/1/2017 until 7/1/2030	35,966	37,524
8.5%, with various maturities from 12/1/2016 until 7/1/2030	13,319	14,125
10.25%, 3/1/2016	76,394	79,611
Federal National Mortgage Association:
4.585% **, 1/1/2035	12,828,762	12,634,642
4.673% **, 2/1/2035	9,186,041	9,120,579
4.738% **, 5/1/2035	15,956,494	15,767,940
5.5%, with various maturities from 5/1/2025 until 11/1/2034	61,396,856	60,517,214
6.0%, 8/1/2035	3,300,897	3,301,161
6.5%, 7/1/2035	134,700	135,963
7.0%, with various maturities from 10/1/2033 until 11/1/2034	7,352,549	7,558,666
8.0%, with various maturities from 12/1/2008 until 12/1/2024	251,784	264,627
8.5%, with various maturities from 7/1/2030 until 9/1/2030	16,131	17,327
9.0%, with various maturities from 12/1/2016 until 4/1/2030	55,021	59,768
11.5%, 5/1/2018	3,579	3,875

		279,613,603

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $294,461,611)		289,597,486

Agencies Backed by the Full Faith and Credit of the US Government 92.8%
Government National Mortgage Association:
4.5%, with various maturities from 2/15/2018 until 8/15/2018	13,629,150	13,140,238
5.0%, with various maturities from 2/15/2033 until 10/20/2036 (c) (g)	395,951,576	381,958,478
5.5%, with various maturities from 12/15/2028 until 6/20/2036 (b) (c) (g)	822,826,407	814,257,294
6.0%, with various maturities from 11/15/2014 until 1/20/2037 (g)	588,377,603	593,900,374
6.5%, with various maturities from 7/15/2008 until 12/15/2036 (g)	213,852,674	218,821,237
7.0%, with various maturities from 1/15/2008 until 10/15/2036 (c)	53,414,482	55,153,394
7.5%, with various maturities from 5/15/2009 until 1/15/2037	41,432,228	43,226,562
8.0%, with various maturities from 9/15/2014 until 6/15/2032	5,730,680	6,071,139
8.5%, with various maturities from 8/15/2008 until 1/15/2031	2,414,961	2,594,404
9.0%, with various maturities from 9/15/2017 until 7/15/2030	2,824,811	3,050,120
9.5%, with various maturities from 6/15/2009 until 5/15/2025	3,997,920	4,343,830
10.0%, with various maturities from 11/15/2009 until 8/15/2022	2,392,722	2,634,029
10.5%, with various maturities from 9/15/2015 until 12/15/2021	1,313,272	1,456,955
11.0%, 4/20/2019	3,166	3,433

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $2,162,914,519)		2,140,611,487
Collateralized Mortgage Obligations 9.0%
Fannie Mae Grantor Trust, "B", Series 2002-T3, 5.763%, 12/25/2011	10,000,000	10,235,047
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	4,518,996	4,702,690
Federal Home Loan Mortgage Corp.:

	"FA", Series 2981, 5.72% **, 5/15/2035	2,747,309	2,759,030
	"JF", Series 2704, 5.87% **, 5/15/2023	16,416,175	16,521,171
Federal National Mortgage Association:
	"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	2,520	2,130
	"FC", Series 2005-58, 5.57% **, 7/25/2035 (b)	43,319,604	43,318,902
	"F", Series 2004-29, 5.72% **, 5/25/2034	987,637	971,716
Government National Mortgage Association:
	"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	7,919,927	5,835,957
	"AD", Series 2005-41, 4.5%, 5/20/2035	6,439,921	6,007,867
	"A", Series 2005-80, 5.0%, 10/20/2031	18,242,147	17,980,625
	"GD", Series 2004-26, 5.0%, 11/16/2032	20,000,000	19,037,930
	"PH", Series 2004-80, 5.0%, 7/20/2034	8,002,000	7,497,824
	"TZ", Series 2003-85, 5.5%, 10/20/2033	17,928,503	16,847,474
	"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,845,872
	"FA", Series 2006-25, 5.62% **, 5/20/2036	42,507,183	42,630,696
	"FG", Series 2002-76, 5.72% **, 10/16/2029	2,682,533	2,699,542
	"BZ", Series 2004-46, 6.0%, 6/20/2034	2,334,414	2,329,619
	"ZB", Series 1998-21, 6.5%, 9/20/2028	3,900,780	3,993,283

Total Collateralized Mortgage Obligations (Cost $208,496,226)			208,217,375
		Shares	Value ($)

	Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $70,212,500)		70,212,500	70,212,500
	Cash Equivalents 3.1%
Cash Management QP Trust, 5.31% (f) (Cost $71,617,018)		71,617,018	71,617,018
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,824,120,784)		121.2	2,796,597,433
Other Assets and Liabilities, Net		(21.2)	(488,415,556)

Net Assets		100.0	2,308,181,877

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

(a)	At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $68,546,919 which is 3.0% of net assets.
(c)	When-issued or forward delivery pools included.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Mortgage dollar rolls included.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At January 31,2007, open futures contracts purchased were as follows:
	Expiration	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

10-Year US Treasury Note	3/21/2007	600	64,495,855	64,050,000		(445,855)
At January 31,2007, open futures contracts sold were as follows:
	Expiration	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Appreciation ($)

10-Year Interest Rate Swap	3/19/2007	44	4,776,522	4,620,000		156,522
At January 31,2007, total outstanding written call options were as follows:
Written Options			Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

GNSF Written Call Options			50,000,000	3/1/2007	97.7	(15,991)
GNSF Written Call Options			25,000,000	2/13/2007	99.5	(5,860)
Total outstanding Written Options (premiums received $343,750)						(21,851)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007